Other Current and Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Current Liabilities

As of December 31, 2018 and 2017, consolidated other current liabilities were as follows:

		2018	2017
Provisions[1]	Ps	10,509	12,121
Interest payable		1,856	2,496
Advances from customers		3,838	3,886
Other accounts payable and accrued expenses[2]		5,222	5,123
Contract liabilities with customers (note 3)		775	770

	Ps	22,200	24,396

1

Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.

2

In 2017, includes an account payable in Colombian pesos equivalent to Ps491 (US$25) settled on January 5, 2018 related to a penalty imposed by the Commerce and Industry Superintendence in Colombia in connection with a market investigation (note 24.2).

Summary of Other Non-current Liabilities

As of December 31, 2018 and 2017, consolidated other non-current liabilities were as follows:

		2018	2017
Asset retirement obligations[1]	Ps	8,013	7,906
Accruals for legal assessments and other responsibilities[2]		879	1,599
Non-current liabilities for valuation of derivative instruments		406	402
Environmental liabilities[3]		573	991
Other non-current liabilities and provisions[4]		5,134	4,751

	Ps	15,005	15,649

1

Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.

2	Provisions for legal claims and other responsibilities include items related to tax contingencies.
3

Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.

4

As of December 31, 2018 and 2017, includes Ps981 and Ps1,498, respectively, of the non-current portion of taxes payable in Mexico recognized in connection with the termination of the tax consolidation regime in 2014. As of December 31, 2018 and 2017, Ps590 and Ps958, respectively, were included within current taxes payable.

Summary of Changes in Consolidated Other Current and Non-Current Liabilities

Changes in consolidated other current and non-current liabilities for the years ended December 31, 2018 and 2017, were as follows:

		2018
		Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2017
Balance at beginning of period	Ps	7,906	991	1,599	421	17,623	28,540	28,937
Business combinations		—	—	—	—	—	—	345
Additions or increase in estimates		1,355	11	136	275	25,379	27,156	41,137
Releases or decrease in estimates		(916)	(4)	(807)	—	(26,841)	(28,568)	(41,700)
Reclassifications		(22)	(384)	—	(96)	124	(378)	(1,148)
Accretion expense		(186)	—	—	—	(902)	(1,088)	(1,021)
Foreign currency translation		(124)	(41)	(49)	78	763	627	1,990

Balance at end of period	Ps	8,013	573	879	678	16,146	26,289	28,540

Out of which:
Current provisions	Ps	297	—	—	272	10,715	11,284	12,891